SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deposits Prepayments And Other Receivables Net
Balance at beginning, January 1		$ (69,000)
Allowance for expected credit losses	(1,749,619)
Written-off as uncollectible		69,000
Balance at end, December 31	$ (1,749,619)